Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Nov. 13, 2020
Entity Registrant Name	Collaborative Investment Series Trust
Entity Central Index Key	0001719812
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 12, 2020
Document Effective Date	Nov. 13, 2020
Prospectus Date	Nov. 13, 2020
Mercator International Opportunity Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	MOPPX
Mercator International Opportunity Fund | Class A
Prospectus [Line Items]
Trading Symbol	MOOPX